Related party transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related party transactions
Schedule of key management personnel compensation

	Three months ended		Six months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2022
Salary	$473,938	$403,000	$1,311,326	$754,000
Directors fees	188,593	83,167	345,054	158,864
Stock-based compensation	1,124,391	1,322,045	2,117,372	1,882,364
	$1,786,922	$1,808,212	$3,773,752	$2,795,228